Revenues from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	$ 5,626	$ 1,282	$ 257
Revenues	5,601	1,283	271
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	5,342	1,015	0
Regasification [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	260	259	259
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	21	8	(2)
Other, Related Party [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	3	0	0
Derivative Instruments [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ (25)	$ 1	$ 14